Long-Term Debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Long-Term Debt
Face amount	$ 2,701,031	$ 3,017,843
Face amount, current portion	646	25,859
Face amount, long-term	2,700,385	2,991,984
LONG-TERM DEBT, debt issuance costs	(20,645)	(33,458)
Book value	2,680,386	2,984,385
Book value, current	646	25,859
LONG-TERM DEBT, net of debt issuance costs and current maturities	2,679,740	2,958,526
Amortization of debt issuance costs	6,100	3,300	$ 4,600
Expected Future Amortization of Debt Issuance Costs
2019	4,945
2020	4,031
2021	3,658
2022	3,076
2023	2,388
Thereafter	2,547
Total	20,645
Senior secured notes
Long-Term Debt
Face amount	0	250,000
LONG-TERM DEBT, debt issuance costs	0	(4,559)
Book value	0	245,441
5.125% Senior Notes due 2019
Long-Term Debt
Face amount	353,424	379,458
LONG-TERM DEBT, debt issuance costs	(1,653)	(3,191)
Book value	351,771	376,267
6.875% Senior Notes due 2021
Long-Term Debt
Face amount	367,048	367,048
LONG-TERM DEBT, debt issuance costs	(4,499)	(5,812)
Book value	362,549	361,236
7.50% Senior Notes due 2023
Long-Term Debt
Face amount	615,947	700,000
LONG-TERM DEBT, debt issuance costs	(8,542)	(11,329)
Book value	607,405	688,671
6.125% Senior Notes due 2025
Long-Term Debt
Face amount	389,135	500,000
LONG-TERM DEBT, debt issuance costs	(5,951)	(8,567)
Book value	383,184	491,433
Other long-term debt
Long-Term Debt
Face amount	5,977	6,837
LONG-TERM DEBT, debt issuance costs	0	0
Book value	5,977	6,837
Expansion Capital Facility | Revolving Credit Facility
Long-Term Debt
Face amount	0	0
LONG-TERM DEBT, debt issuance costs	0	0
Book value	0	0
Working Capital Facility | Revolving Credit Facility
Long-Term Debt
Face amount	969,500	814,500
LONG-TERM DEBT, debt issuance costs	0	0
Book value	$ 969,500	$ 814,500